Long-Term Rental and Utility Deposits and Other Deposits - Schedule of Long-Term Rental, Utility Deposits and Other Deposits (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Long-Term Rental, Utility Deposits and Other Deposits [Abstract]
Rental deposits	$ 308,495	$ 476,778
Utility and other deposits	154,369	43,267
Total	$ 462,864	$ 520,045